EXHIBIT 99.1

Franklin Auto Trust 2007-1

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A.	Original Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,780	152,162,339.29	8.78%	71.10	67.25	3.85
ii. Non-Prime Loans	8,770	168,410,288.54	12.24%	70.41	66.60	3.81
iii. Sub-Prime Loans	606	9,427,373.06	16.91%	65.83	62.57	3.26
iv. Pre-funding Account		0.00
v. Total Loans	17,156	330,000,000.89	10.78%	70.60	66.78	3.82

B.	Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	54,000,000.00	5.3204%	April 15, 2008	35242X AA 9
ii. Class A-2 Notes	89,000,000.00	5.14%	May 17, 2010	35242X AB 7
iii. Class A-3 Notes	106,000,000.00	4.95%	January 17, 2012	35242X AC 5
iv. Class A-4 Notes	44,700,000.00	5.03%	February 16, 2015	35242X AD 3
v. Class B Notes	21,450,000.00	5.13%	February 16, 2015	35242X AE 1
vi. Class C Notes	14,850,000.00	5.43%	February 16, 2015	35242X AF 8

C. Spread Account

i. Initial Cash Deposit		0.00
ii. Spread Account Floor Amount		1,650,000.00
iii. Specified Spread Account Amount		5.00%	of Outstanding Pool Balance
iv. Initial Letter of Credit Commitment		10,725,000.00

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A.	Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,150	132,858,867.58	8.78%	71.29	63.83	7.46
ii. Non-Prime Loans	8,138	150,160,327.62	12.24%	70.53	63.24	7.29
iii. Sub-Prime Loans	557	8,396,672.04	16.90%	65.96	59.24	6.72
iv. Pre-funding Account		0.00
v. Total Loans	15,845	291,415,867.24	10.80%	70.74	63.39	7.35

B. Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	15,415,867.24	0.00
ii. Class A-2 Notes	89,000,000.00	0.00
iii. Class A-3 Notes	106,000,000.00	0.00
iv. Class A-4 Notes	44,700,000.00	0.00
v. Class B Notes	21,450,000.00	0.00
vi. Class C Notes	14,850,000.00	0.00

C. Spread Account

i. Spread Account Cash Balance	2,887,398.86
ii. Letter of Credit Commitment	10,725,000.00

D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	40,999.26

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E.	Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	897,767.65	249,664.25	47,247.86	0.00	167,411.15	107,088.14
ii. Non-Prime Loans	3,247,306.16	796,160.44	398,282.44	209,402.41	710,667.26	630,369.11
iii. Sub-Prime Loans	231,847.85	81,227.39	76,564.05	11,950.23	56,051.14	60,980.31
iv. Total Loans	4,376,921.66	1,127,052.08	522,094.35	221,352.64	934,129.55	798,437.56

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	46	11	2	0	7	6
ii. Non-Prime Loans	189	48	20	12	38	35
iii. Sub-Prime Loans	15	6	6	1	3	3
iv. Total Loans	250	65	28	13	48	44

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.68%	0.19%	0.04%	0.00%	0.13%	0.08%
ii. Non-Prime Loans	2.16%	0.53%	0.27%	0.14%	0.47%	0.42%
iii. Sub-Prime Loans	2.76%	0.97%	0.91%	0.14%	0.67%	0.73%
iv. Total Loans	1.50%	0.39%	0.18%	0.08%	0.32%	0.27%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.64%	0.15%	0.03%	0.00%	0.10%	0.08%
ii. Non-Prime Loans	2.32%	0.59%	0.25%	0.15%	0.47%	0.43%
iii. Sub-Prime Loans	2.69%	1.08%	1.08%	0.18%	0.54%	0.54%
iv. Total Loans	1.58%	0.41%	0.18%	0.08%	0.30%	0.28%

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

A.	Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	7,009	128,669,693.44	8.78%	71.35	62.94	8.41
ii. Non-Prime Loans	7,947	145,285,117.87	12.23%	70.55	62.34	8.21
iii. Sub-Prime Loans	540	8,053,118.13	16.86%	66.01	58.35	7.66
iv. Pre-funding Account		0.00
v. Total Loans	15,496	282,007,929.44	10.79%	70.79	62.50	8.29

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	734,556.99	238,927.58	167,687.51	19,136.53	229,957.13	145,266.32
ii. Non-Prime Loans	3,422,348.48	1,154,874.86	546,301.77	214,398.53	859,344.00	649,233.11
iii. Sub-Prime Loans	435,746.84	62,153.73	57,806.47	34,272.66	98,654.07	83,487.40
iv. Total Loans	4,592,652.31	1,455,956.17	771,795.75	267,807.72	1,187,955.20	877,986.83

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	38	10	7	1	9	7
ii. Non-Prime Loans	192	65	29	10	42	35
iii. Sub-Prime Loans	29	4	4	4	7	4
iv. Total Loans	259	79	40	15	58	46

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	0.57%	0.19%	0.13%	0.01%	0.18%	0.11%
ii. Non-Prime Loans	2.36%	0.79%	0.38%	0.15%	0.59%	0.45%
iii. Sub-Prime Loans	5.41%	0.77%	0.72%	0.43%	1.23%	1.04%
iv. Total Loans	1.63%	0.52%	0.27%	0.09%	0.42%	0.31%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.54%	0.14%	0.10%	0.01%	0.13%	0.10%
ii. Non-Prime Loans	2.42%	0.82%	0.36%	0.13%	0.53%	0.44%
iii. Sub-Prime Loans	5.37%	0.74%	0.74%	0.74%	1.30%	0.74%
iv. Total Loans	1.67%	0.51%	0.26%	0.10%	0.37%	0.30%

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

C.	Collections

i. Simple Interest Contracts
a. Interest Collections	2,645,483.12
b. Principal Collections	8,529,950.97
ii. Net Liquidation Proceeds	395,498.19
iii. Post Disposition Recoveries	27,282.33
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D. Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available

i. Total Interest Collections	2,645,483.12
ii. Total Principal Collections	8,925,449.16
iii. Collected Funds	11,570,932.28
iv. Reinvestment Income Collected in Spread Account	11,592.93

F. Month End Pool Balance

i. Beginning Pool Balance	291,415,867.24
ii. Principal Collections	8,925,449.16
iii. Realized and Cram-Down Losses	482,488.64
iv. Month End Pool Balance	282,007,929.44

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations

A.	Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	110,715.72
b. Non-prime Receivables @1.5%	187,700.41
c. Sub-prime Receivables @ 2%	13,994.45
d. Total Servicing Fee	312,410.59
e. Total Receivables @ 1.25%	303,558.20
ii. Base Servicing Fee (Less of id and ie)	303,558.20
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	8,852.39
v. Previous Additional Servicing Fee Shortfall	40,999.26
vi. Total Additional Servicing Fee	49,851.65
vii. Supplemental Servicing Fee	90,188.16
viii. Total Supplemental Servicing Fee	90,188.16

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	0.250%
ii. Base Letter of Credit Commitment Fee	2,457.81
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	2,457.81

	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
C. Bond Interest
i. Class A-1 Notes	5.32%	33	75,183.70	0.00	0.00	75,183.70
ii. Class A-2 Notes	5.14%	30	381,216.67	0.00	0.00	381,216.67
iii. Class A-3 Notes	4.95%	30	437,250.00	0.00	0.00	437,250.00
iv. Class A-4 Notes	5.03%	30	187,367.50	0.00	0.00	187,367.50
v. Class B Notes	5.13%	30	91,698.75	0.00	0.00	91,698.75
vi. Class C Notes	5.43%	30	67,196.25	0.00	0.00	67,196.25
v. Total	5.11%	30	1,239,912.87	0.00	0.00	1,239,912.87

D. Bond Principal
i. Beginning Note Balance	291,415,867.24
ii. Current Pool Balance	282,007,929.44
iii. Principal Distributable Amount	9,407,937.80
E. Total Required Distributions	10,953,866.68
F. Total Available Funds	11,598,214.61
G. Required Distribution Shortfall	0.00
H. Cash Available in Spread Account	2,898,991.79
I. Reserve Account Draw	0.00
J. Letter of Credit Commitment	10,725,000.00
K. Letter of Credit Required Payment Amount	0.00
L. Total Cash Available for Distributions	11,598,214.61

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions

A. Total Available Funds	11,598,214.61

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	303,558.20	303,558.20	0.00	11,294,656.41
C. Letter of Credit Commitment Fee	2,457.81	2,457.81	0.00	11,292,198.60
D. Class A Note Interest	1,081,017.87	1,081,017.87	0.00	10,211,180.73
E. Class A Principal Distributable Amount	9,407,937.80	9,407,937.80	0.00	803,242.93
F. Class B Note Interest	91,698.75	91,698.75	0.00	711,544.18
G. Class B Principal Distributable Amount	0.00	0.00	0.00	711,544.18
H. Class C Note Interest	67,196.25	67,196.25	0.00	644,347.93
I. Class C Principal Distributable Amount	0.00	0.00	0.00	644,347.93
J. Spread Account	476,404.68	476,404.68	0.00	167,943.25
K. Payment of Additional Servicing Fee	49,851.65	49,851.65	0.00	118,091.60
L. Outstanding Letter of Credit Fees	0.00	0.00	0.00	118,091.60
M. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	118,091.60
N. Deposit to Holders of Certificates	118,091.60	118,091.60	0.00	0.00

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	15,415,867.24	9,407,937.80	6,007,929.44	75,183.70	75,183.70	0.00
B. Class A-2 Notes	89,000,000.00	0.00	89,000,000.00	381,216.67	381,216.67	0.00
C. Class A-3 Notes	106,000,000.00	0.00	106,000,000.00	437,250.00	437,250.00	0.00
D. Class A-4 Notes	44,700,000.00	0.00	44,700,000.00	187,367.50	187,367.50	0.00
E. Class B Notes	21,450,000.00	0.00	21,450,000.00	91,698.75	91,698.75	0.00
F. Class C Notes	14,850,000.00	0.00	14,850,000.00	67,196.25	67,196.25	0.00
G. Total	291,415,867.24	9,407,937.80	282,007,929.44	1,239,912.87	1,239,912.87	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	0.39%
B. Cumulative Net Loss Calculation as of previous distribution date	0.26%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	1,650,000.00
ii. Spread Account Specified Amount	14,100,396.47
iii. Spread Account Required Amount	3,375,396.47

	Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment
i. Beginning Balance			2,898,991.79	10,725,000.00
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	2,898,991.79	10,725,000.00
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	2,898,991.79	10,725,000.00
iv. Deposit to Spread Account from Waterfall	476,404.68	0.00	3,375,396.47	10,725,000.00
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	0.00	0.00	3,375,396.47	10,725,000.00
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	3,375,396.47	10,725,000.00
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	0.00	3,375,396.47	10,725,000.00
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	3,375,396.47	10,725,000.00

Monthly Servicing Report

Collection Period:	August 2007
Distribution Date:	September 17, 2007
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	282
B. Balance of loans extended during the current collection period	$5,500,198.16
C. Number of modifications during the current collection period	0
D. Balance of modified contracts during the current collection period	$0.00

Section X. Historical Portfolio Performance
	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	327,392.60	145,266.32	147,957.16	60,972.79	1.6696%
ii. Non-Prime Loans	1,372,427.93	649,233.11	727,521.18	326,152.37	1.8183%
iii. Sub-Prime Loans	88,767.73	83,487.40	51,456.91	68,081.15	2.4611%
iv. Total Loans	1,788,588.26	877,986.83	926,935.25	455,206.31	1.7710%

Section XI Franklin Resources Credit Rating

A. Moody’s
i. Short Term	P1
ii. Long Term	A1

B. Standard and Poor’s
i. Short Term	A1
ii. Long Term	A+